ING LOGO AMERICAS US Legal Services
J. Neil McMurdie Counsel (860) 723-2229 Fax: (860) 723-2216 Neil.McMurdie@us.ing.com
April 5, 2004	BY EDGARLINK

U.S. Securities and Exchange Commission 450 Fifth Street, N.W. Washington, DC 20549
Re:	ReliaStar Life Insurance Company SelectHLife Variable Account Prospectus Title: FlexDesign® VUL File Nos.: 333-69431 and 811-04208 Rule 497(e) Filing

Ladies and Gentlemen:

On behalf of ReliaStar Life Insurance Company (the "Company") and its SelectHLife Variable Account (the "Account") and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the "1933 Act") and Item 101(a) of Regulation S-T, we are submitting for filing an electronic format copy of a supplement dated April 5, 2004, to the prospectus dated May 1, 2003, for certain flexible premium variable life insurance policies (the "Policies") offered by the Company through the Account. The prospectus dated May 1, 2003, is incorporated into this filing by reference to the Company's filing under Rule 485(b) of the 1933 Act, as filed with the Securities and Exchange Commission (the "Commission") on April 17, 2003, and as amended by supplements to the prospectus filed under Rule 497(e) of the 1933 Act on June 2, 2003, June 19, 2003, June 25, 2003, August 26, 2003 and October 24, 2003.

The purpose of this filing is to disclose that the Company and the Account have filed an application for an order of the Commission, pursuant to Section 26(c), formerly Section (b), of the Investment Company Act of 1940, as amended (the "1940 Act"), to permit the Company and the Account to replace certain funds in which the sub-accounts of the Account invest (the "Replaced Funds") with certain other funds (the Substitute Funds), as follows:

Hartford Site 151 Farmington Avenue TS31 Hartford, CT 06156-8975	ING North America Insurance Corporation

Replaced Funds	Substitute Funds
Alger American Small Capitalization Portfolio (Class O Shares)	ING JPMorgan Small Cap Equity Portfolio (Class I)
Fidelity® VIP Index 500 Portfolio (Initial Class)	ING Stock Index Portfolio (Class I)
Fidelity® VIP Money Market Portfolio (Initial Class)	ING Liquid Assets Portfolio (Class I)
Janus Aspen Growth Portfolio (Institutional Shares)	ING Van Kampen Equity Growth Portfolio (Class I)
Neuberger Berman AMT Partners Portfolio (Class I)	ING Mercury Focus Value Portfolio (Class I)

Furthermore, this supplement discloses information about each of the Substitute Funds and adds disclosure about an upcoming change in the class of fund shares for policy owners who have amounts allocated to the sub-account which is invested in the ING Liquid Assets Portfolio.

The supplement is in the exact form in which it will be used.

If you have any questions regarding this submission, please call the undersigned at 860-723-2229.

Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie